Financial Instruments carried at Fair Value - Financial instruments classified in Level 3 and quantitative information about unobservable inputs (Detail: Text Values) - Valuation technique unobservable parameters (Level 3) - EUR (€)
€ in Millions
	Jun. 30, 2023	Dec. 31, 2022
Assets [Member]
Included in other financial assets [Abstract]
Other trading assets	€ 98	€ 196
Other financial assets mandatory at fair value	2,200	2,400
Other financial assets at fair value through other comprehensive income	123
Liabilities [Member]
Included in other financial liabilities [Abstract]
Securities sold under repurchase agreements designated at fair value	136	141
Other financial liabilities designated at fair value	€ 43	€ 45